Subsequent events (Details) € in Thousands, ¥ in Thousands, $ in Thousands							2 Months Ended	5 Months Ended	12 Months Ended
	Aug. 02, 2024 USD ($)	Jun. 13, 2024 JPY (¥)	May 31, 2024 JPY (¥)	Apr. 30, 2024 JPY (¥)	Mar. 11, 2024 JPY (¥)	Feb. 27, 2024 EUR (€)	Aug. 14, 2024 EUR (€)	Jul. 22, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 28, 2024 EUR (€)	Feb. 29, 2024 USD ($)	Feb. 22, 2024 USD ($)	Feb. 22, 2024 EUR (€)	Nov. 08, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Trade receivables - related parties									$ 61,026						$ 79,225
Polestar's percentage ownership interest									100.00%
Borrowings									$ 2,026,665						1,327,102
Volvo Cars | Related parties
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									$ 1,000,000						$ 0
Undrawn borrowing facilities														$ 1,000,000		$ 800,000
Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	7.80%	4.30%	0.35%	0.35%
Borrowings	$ 196	¥ 231,000	¥ 88,000	¥ 473,000	¥ 177
Borrowings, term	12 months	12 months	12 months	12 months	12 months
Non-recourse trade receivable, purchase amount | €										€ 120
Non-recourse trade receivable, amount received | €							€ 45
Entering into significant commitments | Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Related parties
Disclosure of non-adjusting events after reporting period [line items]
Trade receivables - related parties											$ 60,360
Settlement of liabilities on behalf of entity by related party, related party transactions								$ 34,300
Polestar's percentage ownership interest								46.20%
Entering into significant commitments | Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Minimum | Related parties
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate											49.00%
Entering into significant commitments | Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Maximum | Related parties
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate											37.60%
Entering into significant commitments | Volvo Cars | Related parties
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate					4.50%
Revolving Credit Facility | Entering into significant commitments
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities | €						€ 470
Borrowings, term						90 days
Revolving Credit Facility | Entering into significant commitments | Interbank Offered Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis						2.30%
Revolving Credit Facility | Entering into significant commitments | EURIBOR | Interbank Offered Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis												2.85%	2.85%
Revolving Credit Facility | Entering into significant commitments | SOFR | Interbank Offered Rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis												3.35%	3.35%
Revolving Credit Facility | Entering into significant commitments | Syndicate of International Original Lenders
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												$ 583,500	€ 340
Revolving Credit Facility | Entering into significant commitments | Standard Chartered Bank as Agent
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												$ 250